Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.96%
Communication services: 0.79%
Entertainment: 0.79%
Liberty Media Corp.-Liberty Formula One Class C†	1,118,900	$106,452,146
Consumer discretionary: 5.38%
Automobile components: 1.26%
Aptiv PLC†	2,754,830	169,091,465
Household durables: 1.52%
Somnigroup International, Inc.	2,600,144	203,851,290
Specialty retail: 1.72%
AutoZone, Inc.†	72,400	231,386,056
Textiles, apparel & luxury goods: 0.88%
PVH Corp.	1,602,200	118,979,372
Consumer staples: 6.29%
Beverages: 3.37%
Keurig Dr Pepper, Inc.	10,079,914	329,915,585
Primo Brands Corp. Class A	5,027,600	122,874,544
		452,790,129
Household products: 2.92%
Church & Dwight Co., Inc.	4,054,850	392,833,868
Energy: 7.93%
Energy equipment & services: 2.36%
Baker Hughes Co. Class A	5,708,800	316,838,400
Oil, gas & consumable fuels: 5.57%
EOG Resources, Inc.	1,704,850	221,170,190
EQT Corp.	4,153,800	220,857,546
Valero Energy Corp.	1,177,550	306,681,122
		748,708,858
Financials: 12.21%
Banks: 4.71%
Fifth Third Bancorp	6,266,911	353,265,773
First Citizens BancShares, Inc. Class A	64,600	134,419,034
Regions Financial Corp.	4,810,650	145,281,630
		632,966,437
Capital markets: 1.20%
Ameriprise Financial, Inc.	212,200	97,348,872
Coinbase Global, Inc. Class A†	435,050	63,599,960
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		160,948,839
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financial services: 0.58%
Rocket Cos., Inc. Class A†	4,941,600	$77,830,200
Insurance: 4.21%
Arch Capital Group Ltd.†	3,237,650	314,246,309
Loews Corp.	2,222,850	251,648,848
		565,895,157
Mortgage real estate investment trusts (REITs): 1.51%
Annaly Capital Management, Inc.	9,065,980	202,715,313
Health care: 11.71%
Health care equipment & supplies: 2.37%
Alcon AG	3,283,650	220,332,915
Globus Medical, Inc. Class A†	1,234,495	97,537,450
		317,870,365
Health care providers & services: 3.20%
Labcorp Holdings, Inc.	1,536,100	430,108,000
Life sciences tools & services: 6.14%
Charles River Laboratories International, Inc.†	1,453,264	329,585,742
Qiagen NV	1,788,439	69,927,965
Revvity, Inc.	1,746,900	194,360,094
Waters Corp.†	617,300	231,512,192
		825,385,993
Industrials: 20.57%
Aerospace & defense: 2.95%
L3Harris Technologies, Inc.	298,550	86,755,644
StandardAero, Inc.†	10,350,947	309,596,825
		396,352,469
Building products: 1.30%
Carlisle Cos., Inc.	250,703	90,942,513
Owens Corning	529,900	84,232,904
		175,175,417
Commercial services & supplies: 3.25%
Copart, Inc.†	1,406,900	39,660,511
Republic Services, Inc. Class A	1,862,650	396,893,462
		436,553,973
Construction & engineering: 0.58%
API Group Corp.†	1,832,299	77,597,863
Ground transportation: 2.97%
Canadian Pacific Kansas City Ltd.	3,071,300	266,128,145
Knight-Swift Transportation Holdings, Inc.	1,720,178	133,950,261
		400,078,406
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Machinery: 5.95%
Donaldson Co., Inc.	784,800	$70,451,496
Gates Industrial Corp. PLC†	9,691,900	271,082,443
Ingersoll Rand, Inc.	1,391,100	114,056,289
Mueller Industries, Inc.	962,600	118,332,418
Toro Co.	2,315,200	225,546,784
		799,469,430
Professional services: 1.47%
Booz Allen Hamilton Holding Corp. Class A	449,900	27,295,433
Jacobs Solutions, Inc.	1,350,000	170,100,000
		197,395,433
Trading companies & distributors: 2.10%
AerCap Holdings NV	1,660,194	242,023,082
WESCO International, Inc.	115,940	40,049,154
		282,072,236
Information technology: 13.59%
Electronic equipment, instruments & components: 6.58%
CDW Corp.	2,406,100	338,393,904
Keysight Technologies, Inc.†	1,203,121	421,176,568
Novanta, Inc.†	250,907	40,707,152
Novanta, Inc. London Stock Exchange†	519,200	84,235,008
		884,512,632
IT services: 2.29%
Okta, Inc.†	2,249,900	306,998,855
Semiconductors & semiconductor equipment: 4.72%
ON Semiconductor Corp.†	2,005,650	189,614,151
Qnity Electronics, Inc.	2,723,528	444,779,358
		634,393,509
Materials: 8.02%
Chemicals: 3.51%
Eastman Chemical Co.	1,708,500	114,435,330
RPM International, Inc.	3,218,100	357,691,815
		472,127,145
Construction materials: 2.64%
Amrize Ltd.	1,668,932	88,954,076
Vulcan Materials Co.	899,250	265,287,742
		354,241,818
Metals & mining: 1.87%
Freeport-McMoRan, Inc.	2,258,550	142,040,210
Hecla Mining Co.	1,115,900	17,218,337
Nucor Corp.	415,000	92,441,250
		251,699,797
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Real estate: 3.20%
Real estate management & development: 1.70%
CBRE Group, Inc. Class A†	1,699,600	$228,919,124
Specialized REITs: 1.50%
Weyerhaeuser Co.	8,383,550	200,702,187
Utilities: 8.27%
Electric utilities: 6.39%
American Electric Power Co., Inc.	3,304,300	452,061,286
FirstEnergy Corp.	8,548,650	406,402,821
		858,464,107
Water utilities: 1.88%
American Water Works Co., Inc.	1,922,150	252,916,497
Total common stocks (Cost $9,470,456,559)		13,164,322,786

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 1.54%
Investment companies: 1.54%
Allspring Government Money Market Fund Select Class♠∞		3.57%	207,815,607	207,815,607
Total short-term investments (Cost $207,815,607)				207,815,607
Total investments in securities (Cost $9,682,833,094)	99.50%			13,372,138,393
Other assets and liabilities, net	0.50			66,535,919
Total net assets	100.00%			$13,438,674,312

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$188,164,226	$2,230,840,122	$(2,211,188,741)	$0	$0	$207,815,607	207,815,607	$8,862,417
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Graphic Packaging Holding Co.	$300,781,115	$0	$(158,074,866)	$(228,823,253)	$86,117,004	$0	0	$3,217,082
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$106,452,146	$0	$0	$106,452,146
Consumer discretionary	723,308,183	0	0	723,308,183
Consumer staples	845,623,997	0	0	845,623,997
Energy	1,065,547,258	0	0	1,065,547,258
Financials	1,640,355,939	7	0	1,640,355,946
Health care	1,573,364,358	0	0	1,573,364,358
Industrials	2,764,695,227	0	0	2,764,695,227
Information technology	1,825,904,996	0	0	1,825,904,996
Materials	1,078,068,760	0	0	1,078,068,760
Real estate	429,621,311	0	0	429,621,311
Utilities	1,111,380,604	0	0	1,111,380,604
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	207,815,607	0	0	207,815,607
Total assets	$13,372,138,386	$7	$0	$13,372,138,393
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7